Investment in Limestone- Additional Information (Details)		12 Months Ended
	May 14, 2021 CAD ($) item	Aug. 31, 2023 CAD ($) $ / shares	Aug. 31, 2022 CAD ($)	Aug. 31, 2021 CAD ($)	Jul. 18, 2023 $ / shares
Investment in Limestone
Purchase of senior unsecured subordinated convertible debentures | item	3,400
Aggregate amount of debentures	$ 3,400,000	$ 113,334	$ 340,000	$ 85,000
Borrowings interest rate	10.00%
Debt Term	36 months
Conversion price | $ / shares		$ 0.36
Closing date of issuance of debentures		120 days
Days prior to end of term		30 days
Share price | $ / shares		$ 0.50
Common Share for consecutive trading days		20 days
Period for conversion		30 days
Impairment loss on debentures		$ 2,637,000	0	0
Net income (loss) for change in the fair value of the Debentures		88,866	$ 670,000	$ 550,000
Conversion price of debenture into common shares | $ / shares					$ 0.071
Fair value of investment		$ 0